Equity Incentive Schemes and Stock Compensation Charges - Summary of RSU and PSU Activity (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Performance Share Unit (PSUs)
Outstanding number of shares [Roll Forward]
Outstanding at beginning of period (in shares) | shares	105,256
Granted (in shares) | shares	48,626
Shares vested (in shares) | shares	(9,975)
Forfeited (in shares) | shares	(124,186)
Outstanding at ending of period (in shares) | shares	19,721
Weighted Average Fair Value
Outstanding at beginning of period (USD per share) | $ / shares	$ 226.29
Granted (USD per share) | $ / shares	325.51
Shares vested (USD per share) | $ / shares	177.38
Forfeited (USD per share) | $ / shares	260.42
Outstanding at end of period (USD per share) | $ / shares	$ 280.76
Restricted Stock Units (RSUs)
Outstanding number of shares [Roll Forward]
Outstanding at beginning of period (in shares) | shares	621,011
Granted (in shares) | shares	258,345
Shares vested (in shares) | shares	(120,458)
Forfeited (in shares) | shares	(111,309)
Outstanding at ending of period (in shares) | shares	647,589
Weighted Average Fair Value
Outstanding at beginning of period (USD per share) | $ / shares	$ 218.27
Granted (USD per share) | $ / shares	313.41
Shares vested (USD per share) | $ / shares	223.29
Forfeited (USD per share) | $ / shares	241.13
Outstanding at end of period (USD per share) | $ / shares	$ 251.36